Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Strobeck (1)	Compensation Actually Paid to Strobeck (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Loss(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g) (in 000’s)

2025	$1,895,472	$1,062,533	$903,484	$620,563	$82.12	$(5,314)
2024	$1,310,878	$1,435,714	$644,673	$732,064	$201.98	$(480)
2023	$1,054,169	$1,760,113	$426,596	$464,365	$187.13	$(8,439)

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts reported for Dr. Strobeck (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. Refer to the “Summary Compensation Table”. The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Strobeck, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Dr. Strobeck) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Megan Timmins, and Jesse Neri; (ii) for 2024, Megan Timmins and Jesse Neri; and (iii) for 2023, Megan Timmins, Jesse Neri (3 months), Marc Hoffman (8 months) and Paul McGarry (9 months). Unless otherwise indicated, the average amounts for each fiscal year are based on a full year of service for each NEO. The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Strobeck), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
PEO Total Compensation Amount	$ 1,895,472	$ 1,310,878	$ 1,054,169
PEO Actually Paid Compensation Amount	$ 1,062,533	1,435,714	1,760,113
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to PEO	2025

Summary Compensation Table Total	$1,895,472
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(861,772)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	517,917
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	(329,011)
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	(160,073)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	$1,062,533

Non-PEO NEO Average Total Compensation Amount	$ 903,484	644,673	426,596
Non-PEO NEO Average Compensation Actually Paid Amount	$ 620,563	732,064	464,365
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-PEO NEOs	2025

Summary Compensation Table Total	$903,484
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(366,759)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	233,048
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus, average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(117,734)
Plus, average year over year change in fair value of equity awards granted in prior years that vested in the year	(31,476)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to Non-PEO NEOs	$620,563

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss
Total Shareholder Return Amount	$ 82.12	201.98	187.13
Net Income (Loss)	$ (5,314,000)	$ (480,000)	$ (8,439,000)
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (861,772)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	517,917
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,011)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,073)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,759)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,048
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,734)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,476)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0